Stockholders’ Equity (Details) - USD ($)		12 Months Ended
	Feb. 22, 2022	Dec. 31, 2025	Dec. 31, 2024
Stockholders’ Equity [Line Items]
Shares issued		1,760,000
Shares issued in transaction	462,963
Purchase price per share (in Dollars per share)	$ 0.54
Granted option
Purchase option of black scholes (in Dollars)	$ 598,000
Share purchase		700,000
Price per share (in Dollars per share)		$ 1
Stockholders equity (in Dollars)		$ 5,000,000
Recognized option expense (in Dollars)		$ 0	$ 6,000
Outstanding share capital percentage		10.00%
Option Grants to the Chief Executive Officer [Member]
Stockholders’ Equity [Line Items]
Expiration date		Feb. 22, 2031
Share purchase		600,000
Price per share (in Dollars per share)		$ 3
Common Stock [Member]
Stockholders’ Equity [Line Items]
Granted option		900,000
Share purchase		200,000
Price per share (in Dollars per share)		$ 3
Common Stock [Member] | Option Grants to the Chief Executive Officer [Member]
Stockholders’ Equity [Line Items]
Share purchase		200,000
Price per share (in Dollars per share)		$ 1
2017 Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Shares issued		5,000,000
Consulting Agreements [Member]
Stockholders’ Equity [Line Items]
Expiration date		Feb. 21, 2031
Share purchase		300,000
Price per share (in Dollars per share)		$ 1
Consulting Agreements [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Share purchase		100,000
Price per share (in Dollars per share)		$ 5
Option [Member]
Stockholders’ Equity [Line Items]
Share purchase		200,000
Unrecognized compensation expense (in Dollars)		$ 960,000
Weighted average expected term		5 years 2 months 19 days
Option [Member] | Option Grants to the Chief Executive Officer [Member]
Stockholders’ Equity [Line Items]
Share purchase		200,000
Price per share (in Dollars per share)		$ 5
Intelligent Partners [Member]
Stockholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)	$ 0.54
Intelligent Partners [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Granted option	500,000
Fitton and Carper [Member]
Stockholders’ Equity [Line Items]
Shares issued	500,000
Conversion shares issued	462,963
Exercisable common stock (in Dollars)	$ 500,000